Oct. 01, 2016
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury; ProShares Ultra 7-10 Year Treasury; ProShares Short 7-10
Year Treasury; ProShares UltraShort 7-10 Year Treasury; ProShares Ultra 20+ Year Treasury;
ProShares Short 20+ Year Treasury; ProShares UltraShort 20+ Year Treasury; ProShares
UltraPro Short 20+ Year Treasury

Supplement dated October 17, 2016

to each Fund's Summary Prospectus and Statutory Prospectus,

each dated October 1, 2016, as amended and supplemented

        The underlying Index (and investment objective) for each Fund is changed as reflected below. The components of each Fund's current and new Index are substantially identical.

Fund	Current Index	New Index
ProShares UltraShort 3-7 Year Treasury	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Bond Index
ProShares Ultra 7-10 Year Treasury ProShares Short 7-10 Year Treasury ProShares UltraShort 7-10 Year Treasury	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
ProShares Ultra 20+ Year Treasury ProShares Short 20+ Year Treasury ProShares UltraShort 20+ Year Treasury ProShares UltraPro Short 20+ Year Treasury	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index